Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expenses

	For the six months ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	–	39,640	5,568
Deferred income tax	–	(2,055,783)	(288,774)
	–	(2,016,143)	(283,206)

For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Current income tax expense	–	–	–
Deferred income tax (benefit)/expense	–	–	–
Total income tax expenses	–	–	–

Schedule of reconciliation of the effective tax rate

	For the six months ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
(Loss)/profit before provision for income taxes	(1,239,401)	1,622,941	227,973
Income tax computed at an applicable tax rate of 25%	(309,850)	405,735	56,993
Effect of tax rate differences in various jurisdictions	–	19,441	2,731
Effect of preferential tax rate for small and micro enterprises	47,403	(523,543)	(73,542)
Super deduction for research and development expense	(526,540)	(200,454)	(28,157)
Effect of non-deductible items	13,606	308,239	43,298
Changes in valuation allowance	775,381	(2,025,561)	(284,529)
	–	(2,016,143)	(283,206)

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
(Loss)/profit before provision for income taxes	(11,565,768)	7,334,830	1,030,317
Income tax benefit computed at an applicable tax rate of 25%	(2,891,442)	1,833,708	257,579
Effect of preferential tax rate for small and micro enterprises	555,107	(1,378,838)	(193,684)
Super deduction for research and development expense	(421,455)	(655,695)	(92,105)
Effect of non-deductible items	182,921	33,574	4,716
Changes in valuation allowance	2,574,869	167,251	23,494
Effective income tax rate	–	–	–

Schedule of deferred tax assets and deferred tax liabilities

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Deferred tax assets:
Operating lease liabilities	1,087,659	1,305,301	183,355
Net operating loss carry forward	7,282,801	7,295,690	1,024,819
Total deferred tax assets	8,370,460	8,600,991	1,208,174
Less: valuation allowance	(7,361,029)	(5,335,468)	(749,469)
Deferred tax assets, net	1,009,431	3,265,523	458,705

Deferred tax liabilities:
Operating lease right of use assets	(1,009,431)	(1,209,739)	(169,931)
Deferred tax liabilities, net	(1,009,431)	(1,209,739)	(169,931)
Total deferred tax	–	2,055,784	288,774

	As of March 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Operating lease liabilities	891,159	1,087,659	152,783
Net operating loss carry forward	7,122,994	7,282,801	1,023,009
Total deferred tax assets	8,014,153	8,370,460	1,175,792
Less: valuation allowance	(7,193,778)	(7,361,029)	(1,033,998)
Deferred tax assets, net	820,375	1,009,431	141,794

Deferred tax liabilities:
Operating lease right of use assets	(820,375)	(1,009,431)	(141,794)
Deferred tax liabilities, net	(820,375)	(1,009,431)	(141,794)
Total deferred tax	–	–	–

Schedule of change in valuation allowance

RMB
Net change of valuation allowance of deferred tax
Balance @03/31/2024	7,193,778
Additions during HY2025	775,381
Balance @09/30/2024	7,969,159

Balance @03/31/2025	7,361,029
Decreases during HY2026	(2,025,561)
Balance @09/30/2025	5,335,468

RMB
Net change of valuation allowance of deferred tax
Balance @03/31/2023	4,618,909
Additions during FY2024	2,574,869
Balance @03/31/2024	7,193,778
Additions during FY2025	167,251
Balance @03/31/2025	7,361,029

Schedule of taxes payable

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Value-added tax payable	10,399,477	13,715,958	1,926,669
Income tax payable	–	39,640	5,568
Other taxes payable (i)	14,055	27,101	3,807
Total taxes payable	10,413,532	13,782,699	1,936,044

(i)	Other taxes payable mainly includes the payable of urban construction tax, education surcharge and individual income taxes.

	As of March 31,
	2024	2025
	RMB	RMB	US$
Value-added tax payable	4,358,746	10,399,477	1,460,806
Other taxes payable (i)	25,151	14,055	1,974
Total taxes payable	4,383,897	10,413,532	1,462,780

(i)	Other taxes payable mainly includes the payable of urban construction tax, education surcharge and individual income taxes.